Summary of Material Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Material Accounting Policies [Abstract]
Schedule of Constituent Companies

The following table lists the constituent companies in the Company.

Company name	Jurisdiction	Incorporation Date	Ownership
Brera Holdings PLC	Ireland	June 30, 2022	Holding Company
Brera Milano Srl	Italy	December 20, 2016	100% (via Brera Holdings PLC)
Brera FC	Italy	July 31, 2023	100% (via Brera Milano Srl)
Fudbalski Klub Akademija Pandev	Macedonia	June 9, 2017	90% (via Brera Holdings PLC)
SS Juve Stabia SpA	Italy	July 25, 2003	52% (via Brera Holdings PLC)
Tiverija Brera AD Strumica	Macedonia	June 13, 2024	100% (via Fudbalski Klub Akademija Pandev)
UYBA Volley S.s.d.a.r.l	Italy	June 7, 2002	Interest sold effective June 17, 2025 (via Brera Holdings PLC)

Schedule of Interim Condensed Consolidated Financial Statements

The financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). These interim condensed consolidated financial statements are presented in euro (the Company’s presentation currency).

Entity	Functional Currency
Brera Holdings. PLC	United States dollar (“USD”)
Brera Milano S.r.l.	Euro (“EUR”)
Brera FC	Euro (“EUR”)
Fudbalski Klub Akademija Pandev	Macedonian Denar
SS Juve Stabia SpA	Euro (“EUR”)
Tiverija Brera AD Strumica	Macedonian Denar

Schedule of Assets and Liabilities Measured at Fair Value in Financial Statements

Fair Value Hierarchy of assets and liabilities that are recognized and measured at fair value in the financial statements as of June 30, 2025 and December 31, 2024 (level 3 inputs are not applicable):

	Fair Value Measurement Using
	Level 1	Level 2
	EUR	EUR
June 30, 2025
Non-current Liabilities:
Loan payable	—	48,106
Director loan – related party	—	79,018
Contingent consideration	—	118,000

December 31, 2024
Non-current Liabilities:
Director loan – related party	—	76,554
Loan payable	—	3,166
Contingent consideration	—	120,000

Schedule of Company’s Current Credit Risk-Grading Framework

The Company’s current credit risk-grading framework comprises the following categories:

Category	Description	Basis of recognizing estimated credit loss (“ECL”)
Low risk	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL—not credit-impaired
In default	There is evidence indicating the asset is credit impaired.	Lifetime ECL—credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.	Amount is written off

Schedule of Calculating Depreciation of Assets Over Estimated Useful Lives Using Straight-Line Method

Depreciation is charged to allocate the cost of assets, over their estimated useful lives, using the straight-line method, on the following bases:

Years
Leasehold improvements	5
Furniture and fixtures	5
Office equipment and software	5
Motor vehicles	10
Building	20
Other	5

Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis	They are recognized at their fair value at the date of acquisition and are subsequently amortized on a straight-line basis as follows:
Player contracts	2 years (FKAP) & 3 years (Juve Stabia)
Brands	Indefinite
Broadcasting rights	5 years (FKAP) & 7 years (Juve Stabia)
Season ticket holders (Customer relationships)	4 years (Juve Stabia)
Advertising	4 years (Juve Stabia)